WELLS FARGO FUNDS TRUST

Outlook Today Fund
Outlook 2010 Fund
Outlook 2020 Fund
Outlook 2030 Fund
Outlook 2040 Fund

Class A, Class B and Class C

Supplement dated January 30, 2004 to the
Prospectus for the Class A, Class B and Class C shares dated July 1, 2003

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the above-referenced funds (each a "Fund" and collectively, the "Funds"). Specifically, the Board approved a reduction of the maximum Class B purchase amount and the elimination of the front-end sales charge on purchases of Class C shares. In addition, this supplement contains important information about other matters affecting the Funds. All of the changes to the Prospectus for the Funds will be effective on February 1, 2004.

The Funds' Prospectus is supplemented as follows:

1. Under the section entitled "A Choice of Share Classes," replace "Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused," with "Orders for Class B shares of $100,000 or more will be refused."

2. The 1.00% front-end sales charge on purchases of Class C shares is eliminated. The examples of expenses for the Funds' Class C shares contained in the prospectus on pages 20-21 are replaced as follows:

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040
	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 308	$ 308	$ 308	$ 308	$ 308
3 YEARS	$ 680	$ 676	$ 674	$ 723	$ 697
5 YEARS	$1,178	$1,170	$1,166	$1,265	$1,212
10 YEARS	$2,551	$2,532	$2,522	$2,747	$2,626

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
	Outlook Today	Outlook 2010	Outlook 2020	Outlook 2030	Outlook 2040
	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 208	$ 208	$ 208	$ 208	$ 208
3 YEARS	$ 680	$ 676	$ 674	$ 723	$ 697
5 YEARS	$1,178	$1,170	$1,166	$1,265	$1,212
10 YEARS	$2,551	$2,532	$2,522	$2,747	$2,626

3. Under the section entitled "Reductions and Waivers of Sales Charges" the bullet point regarding Rights of Accumulation is replaced with the following:

Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned (excluding Class A and WealthBuilder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares.

4. Under the section entitled "Your Account" replace:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares."

with the following:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may include fixed dollar amounts, per account fees or a percentage of sales or assets, and may involve up-front or ongoing payments. Agents may agree to provide a variety of marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters."

WELLS FARGO FUNDS TRUST

California Tax-Free Money Market Fund
Government Money Market Fund
Minnesota Money Market Fund
Money Market Fund
National Tax-Free Money Market Fund
Treasury Plus Money Market Fund
100% Treasury Money Market Fund

Class A and Class B

Supplement dated January 30, 2004 to the
Prospectus for the Class A and Class B shares dated August 1, 2003

This supplement contains important information for shareholders about a matter recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Class B shares of the Money Market Fund. Specifically, the Board approved a reduction of the maximum Class B purchase amount. In addition, this supplement contains important information about other matters affecting all of the above-referenced funds (each a "Fund" and collectively, the "Funds"). All of the changes to the Prospectus for the Funds will be effective on February 1, 2004.

The Funds' Prospectus is supplemented as follows:

1. Under the section entitled "Investments in Money Market Fund Class B Shares," replace "Orders for Class B shares of $250,000 or more will either be treated as orders for Class A shares or be refused," with "Orders for Class B shares of $100,000 or more will be refused."

2. Under the section entitled "Your Account" replace:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares."

with the following:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may include fixed dollar amounts, per account fees or a percentage of sales or assets, and may involve up-front or ongoing payments. Agents may agree to provide a variety of marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters."

WELLS FARGO FUNDS TRUST

High Yield Bond Fund
Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund
Limited Term Government Income Fund
Montgomery Short Duration Government Bond Fund
Montgomery Total Return Bond Fund
Stable Income Fund

Class A, Class B and Class C

Supplement dated January 30, 2004 to the
Prospectus for the Class A, Class B and Class C shares dated October 1, 2003

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the above-referenced funds (each a "Fund" and collectively, the "Funds"). Specifically, the Board approved a reduction of the maximum Class B purchase amount and the elimination of the front-end sales charge on purchases of Class C shares. In addition, this supplement contains important information about other matters affecting the Funds. All of the changes to the Prospectus for the Funds will be effective on February 1, 2004.

The Funds' Prospectus is supplemented as follows:

1. Under the section entitled "A Choice of Share Classes," replace "Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused," with "Orders for Class B shares of $100,000 or more will be refused."

2. The 1.00% front-end sales charge on purchases of Class C shares is eliminated. The examples of expenses for the Funds' Class C shares contained in the prospectus on pages 20-21 are replaced as follows:

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:
	High Yield Bond Fund	Income Plus Fund	Inflation-Protected Bond Fund	Intermediate Government Income Fund	Montgomery Total Return Bond Fund
	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 293	$ 278	$ 268	$ 273	$ 268
3 YEARS	$ 649	$ 618	$ 728	$ 555	$ 642
5 YEARS	$1,131	$1,084	$1,316	$ 961	$1,142
10 YEARS	$2,463	$2,375	$2,909	$2,098	$2,519

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:
	High Yield Bond Fund	Income Plus Fund	Inflation-Protected Bond Fund	Intermediate Government Income Fund	Montgomery Total Return Bond Fund
	Class C	Class C	Class C	Class C	Class C
1 YEAR	$ 193	$ 178	$ 168	$ 173	$ 168
3 YEARS	$ 649	$ 618	$ 728	$ 555	$ 642
5 YEARS	$1,131	$1,084	$1,316	$ 961	$1,142
10 YEARS	$2,463	$2,375	$2,909	$2,098	$2,519

3. Under the section entitled "Reductions and Waivers of Sales Charges" the bullet point regarding Rights of Accumulation is replaced with the following:

Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned (excluding Class A and WealthBuilder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares.

4. Under the section entitled "Your Account" replace:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares."

with the following:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may include fixed dollar amounts, per account fees or a percentage of sales or assets, and may involve up-front or ongoing payments. Agents may agree to provide a variety of marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters."

WELLS FARGO FUNDS TRUST

California Limited Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Minnesota Tax-Free Fund
National Tax-Free Fund

Class A, Class B and Class C

Supplement dated January 30, 2004 to the
Prospectus for the Class A, Class B and Class C shares
dated November 1, 2003, as amended January 30, 2004

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the above-referenced funds (each a "Fund" and collectively, the "Funds"). Specifically, the Board approved a reduction of the maximum Class B purchase amount and the elimination of the front-end sales charge on purchases of Class C shares. In addition, this supplement contains important information about other matters affecting the Funds. All of the changes to the Prospectus for the Funds will be effective on February 1, 2004.

The Funds' Prospectus is supplemented as follows:

1. Under the section entitled "A Choice of Share Classes," replace "Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused," with "Orders for Class B shares of $100,000 or more will be refused."

2. The 1.00% front-end sales charge on purchases of Class C shares is eliminated. The examples of expenses for the Funds' Class C shares contained in the prospectus on pages 16-17 are replaced as follows:

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	California Tax-Free	National Tax-Free
	Class C	Class C
1 YEAR	$ 258	$ 263
3 YEARS	$ 517	$ 528
5 YEARS	$ 900	$ 918
10 YEARS	$1,976	$2,010

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

	California Tax-Free	National Tax-Free
	Class C	Class C
1 YEAR	$ 158	$ 163
3 YEARS	$ 517	$ 528
5 YEARS	$ 900	$ 918
10 YEARS	$1,976	$2,010

3. Under the section entitled "Reductions and Waivers of Sales Charges" the bullet point regarding Rights of Accumulation is replaced with the following:

Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned (excluding Class A and WealthBuilder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares.

4. Under the section entitled "Your Account" replace:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares."

with the following:

"In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Fund shares. These amounts may include fixed dollar amounts, per account fees or a percentage of sales or assets, and may involve up-front or ongoing payments. Agents may agree to provide a variety of marketing or servicing advantages to the Funds in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or make investment decisions on behalf of clients. Payments made with respect to the Funds may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters."

WELLS FARGO FUNDS TRUST

WealthBuilder Growth Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Growth and Income Portfolio

Supplement dated January 30, 2004
to the Prospectus dated October 1, 2003

Effective February 1, 2004, the Prospectus for the above-referenced portfolios is supplemented as follows:

1. Under the sub-section entitled "Reductions and Waivers of Sales Charges" in the "Your Account" section, the bullet point regarding Rights of Accumulation is replaced with the following:

Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned (excluding Class A and WealthBuilder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares.

2. Under the section entitled "Your Account" replace:

"In addition to payments received from the Portfolios, selling agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Portfolio shares."

with the following:

"In addition to payments received from the Portfolios, selling agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Portfolio shares. These amounts may include fixed dollar amounts, per account fees or a percentage of sales or assets, and may involve up-front or ongoing payments. Agents may agree to provide a variety of marketing or servicing advantages to the Portfolios in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Portfolio shares or make investment decisions on behalf of clients. Payments made with respect to the Portfolios may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling agent if they wish to request further information regarding these matters."